Goodwill and Other Intangible Assets - Narrative (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Other Intangible Assets [Line Items]
Impairment of goodwill	$ 0	$ 0	$ 100
Amortization expense for other intangible assets	$ 16	17	$ 11
Courier
Schedule Of Other Intangible Assets [Line Items]
Additions to other intangible assets		$ 104